Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Vessels Net
Vessels, net (Table)
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2021	$1,167,909	$(314,719)	$853,190
Additions	1,385	—	1,385
Depreciation	—	(15,739)	(15,739)
Balance June 30, 2022	$1,169,294	$(330,458)	$838,836